Intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Opening net book amount	¥ 37,238,000	¥ 208,429,000
Additions	606,000	251,000
Disposal	(3,000)	(1,350,000)
Business combination (Note 29)	779,000	17,116,000
Disposal of subsidiaries (Note 30)	(955,000)	(11,504,000)
Amortisation	(395,000)	(5,970,000)	¥ (8,130,000)
Impairment loss (Note)		(169,734,000)
Closing net book amount	37,270,000	37,238,000	208,429,000
Goodwill from acquisition of subsidiaries	779,000	14,697,000
Goodwill
Intangible assets
Opening net book amount	33,175,000	141,312,000
Business combination (Note 29)	779,000	14,697,000
Disposal of subsidiaries (Note 30)	(955,000)	(735,000)
Impairment loss (Note)		(122,099,000)	(18,809,000)
Closing net book amount	32,999,000	33,175,000	141,312,000
Computer software
Intangible assets
Opening net book amount	713,000	7,692,000
Additions	606,000	251,000
Disposal	(3,000)	(1,350,000)
Business combination (Note 29)		19,000
Disposal of subsidiaries (Note 30)		(146,000)
Amortisation	(395,000)	(1,797,000)
Impairment loss (Note)		(3,956,000)	0
Closing net book amount	921,000	713,000	7,692,000
Medical licenses
Intangible assets
Impairment loss (Note)		(4,407,000)	0
Tradenames
Intangible assets
Opening net book amount	3,350,000	59,425,000
Business combination (Note 29)		2,400,000
Disposal of subsidiaries (Note 30)		(10,623,000)
Amortisation		(4,173,000)
Impairment loss (Note)		(43,679,000)	(8,124,000)
Closing net book amount	3,350,000	3,350,000	59,425,000
Property, plant and equipment
Intangible assets
Impairment loss (Note)		(139,818,000)	¥ (6,036,000)
Fair value
Intangible assets
Opening net book amount	80,621,000
Closing net book amount	81,650,000	80,621,000
Fair value | Goodwill
Intangible assets
Opening net book amount	54,389,000
Closing net book amount	54,213,000	54,389,000
Fair value | Computer software
Intangible assets
Opening net book amount	12,010,000
Closing net book amount	12,813,000	12,010,000
Fair value | Medical licenses
Intangible assets
Opening net book amount	9,585,000
Closing net book amount	9,585,000	9,585,000
Fair value | Tradenames
Intangible assets
Opening net book amount	4,637,000
Closing net book amount	5,039,000	4,637,000
Impairment
Intangible assets
Opening net book amount	(25,887,000)
Closing net book amount	(25,887,000)	(25,887,000)
Impairment | Goodwill
Intangible assets
Opening net book amount	(21,214,000)
Closing net book amount	(21,214,000)	(21,214,000)
Impairment | Computer software
Intangible assets
Opening net book amount	(3,954,000)
Closing net book amount	(3,954,000)	(3,954,000)
Impairment | Tradenames
Intangible assets
Opening net book amount	(719,000)
Closing net book amount	(719,000)	(719,000)
Accumulated depreciation
Intangible assets
Opening net book amount	(17,496,000)
Closing net book amount	(18,493,000)	(17,496,000)
Accumulated depreciation | Computer software
Intangible assets
Opening net book amount	(7,343,000)
Closing net book amount	(7,938,000)	(7,343,000)
Accumulated depreciation | Medical licenses
Intangible assets
Opening net book amount	(9,585,000)
Closing net book amount	(9,585,000)	(9,585,000)
Accumulated depreciation | Tradenames
Intangible assets
Opening net book amount	(568,000)
Closing net book amount	¥ (970,000)	¥ (568,000)